UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment /_/ Amendment No. ___

     This Amendment (Check only one.):    /_/   is a restatement.
                                          /_/   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RAB Capital plc
Address:  No. 1 Adam Street
          London WC2N 6LE
          United Kingdom


Form 13F File Number: 28-13004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Authorised signatories for RAB Capital plc

Name:    Stephen Couttie
Title:   Chief Executive Officer
Phone:   +44 (0)20 7389 7003

Signature, Place, and Date of Signing:

   By:  /s/ Stephen Couttie         London, United Kingdom    13 November,  2008
      ---------------------------   ----------------------    ------------------


Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


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


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      32

Form 13F Information Table Value Total:      $30,948


List of Other Included Managers:   N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE


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


                           FORM 13F INFORMATION TABLE


                                                  FORM 13F INFORMATION TABLE

              COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7          COLUMN 8
------------------------------ ------------ --------- --------- --------------------- ---------- --------  ----------------------
                               TITLE OF                   VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
    NAME OF ISSUER              CLASS          CUSIP     (x$1000)  PRN AMT  PRN  CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
------------------------------ ------------ --------- --------- ----------   --- ---- ---------- --------  -------  ------  -----
Alcoa Inc                        Common     013817101      217       9,597   SH        SOLE                   9,597
AMDL Inc                         Common     00167K401    1,244     638,002   SH        SOLE                 638,002
Apex Silver Mines Ltd            Common     G04074103      130      75,397   SH        SOLE                  75,397
Apollo Gold Corp                 Common     03761E102      423   1,800,000   SH        SOLE               1,800,000
Barrick Gold Corp.               Common     067901108      344       9,374   SH        SOLE                   9,374
Cadiz                            Common     127537207   10,408     545,782   SH        SOLE                 545,782
Cardero Resources Corp           Common     14140U105    1,084     729,200   SH        SOLE                 729,200
Coeur d'Alene Mines              Common     192108108      565     369,295   SH        SOLE                 369,295
Conoco Phillips                  Common     20825C104      231       3,158   SH        SOLE                   3,158
Denison Mines Inc                Common     248356107       67      22,656   SH        SOLE                  22,656
Encana Corp                      Common     292505104      506       7,910   SH        SOLE                   7,910
Freeport-McMoran Copper and      Common     35671D857    3,160      55,583   SH        SOLE                  55,583
  Gold
Gammon Gold Inc                  Common     36467T106      462      65,116   SH        SOLE                  65,116
Goldcorp Inc                     Common     3809564097     589      18,635   SH        SOLE                  18,635
Golden Star Resources Ltd.       Common     38119T104      188     123,750   SH        SOLE                 123,750
Gran Tierra Energy Inc           Common     38500T1016     680     183,334   SH        SOLE                 183,334
Iamgold Corp                     Common     450913108      311      56,256   SH        SOLE                  56,256
Ivanhoe Mines Ltd                Common     46579N103      285      47,045   SH        SOLE                  47,045
Key Energy Services              Common     492914106      289      24,937   SH        SOLE                  24,937
Lundin Mining Corp               Common     550372106      206      69,283   SH        SOLE                  69,283
Mobile Telesystems OJSC          Spns ADR   607409109      310      35,771   SH        SOLE                  35,771
Newmont Mining Corp              Common     651639106      652      16,817   SH        SOLE                  16,817
Nothern Dynasty Minerals Lt      Common     66510M204       95      22,350   SH        SOLE                  22,350
Swift Energy Company             Common     870738101      237       6,131   SH        SOLE                   6,131
Take-Two Interactive Software    Common     874054109    2,831     176,478   SH        SOLE                 176,478
Taiwan Semiconductor Manu-       SP ADR     874039100    1,731     184,779   SH        SOLE                 184,779
  facturing Company Ltd.
Talisman Energy Inc              Common     87425E103      861      57,330   SH        SOLE                  57,330
Teck Cominco Ltd                 Class B    878742204      309      10,870   SH        SOLE                  10,870
Telecomunicacoes de Sao Paul     Spns ADR   87929A102      538      23,200   SH        SOLE                  23,200
Thompson Creek Metals Co Inc     Common     884768102    1,684     170,772   SH        SOLE                 170,772
Vornado Realty Trust             DBCV       929042AC3      201     250,000   PRN       SOLE                 250,000
Yamana Gold Inc                  Common     98462Y100      110      13,406   SH        SOLE                  13,406